Tax Receivable Agreement (Details) $ in Thousands	Apr. 15, 2015 USD ($)	Jun. 30, 2015 USD ($)
Tax Receivable Agreements
Payment on applicable cash tax savings (as a percent)	85
Deferred tax assets related to exchange of units	$ 161,600
Minimum tax receivable agreement obligation over the agreed period	7,900
Maximum tax receivable agreement obligation over the agreed period	$ 13,600
Period over which the obligations are to be settled	15 years
Deferred tax assets		$ 158,900
Tax receivable agreement obligations		$ 184,679